Financial instruments (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Financial Assets and Liabilities
Financial assets and liabilities (carrying value / fair value)

	As at March 31,
	2020		2021
Assets:
Cash and cash equivalents	₹	144,499	₹	169,793
Investments
Financial instruments at FVTPL		14,795		23,502
Financial instruments at FVTOCI		164,884		141,954
Financial instruments at Amortized cost		19,258		20,827
Other financial assets
Trade receivables		110,523		98,656
Unbilled receivables		25,209		27,124
Other assets		14,495		13,333
Derivative assets		3,025		4,080

	₹	496,688	₹	499,269

Liabilities:
Trade payables and other payables
Trade payables and accrued expenses	₹	78,129	₹	78,870
Lease liabilities		19,198		21,182
Other liabilities		1,050		3,761
Loans, borrowings and bank overdrafts		78,042		83,332
Derivative liabilities		7,369		1,070

	₹	183,788	₹	188,215

Summary of Offsetting Other Financial Assets and Trade Payable and Other Liabilities
The following table contains information on other financial assets and trade payable and other liabilities subject to offsetting:

	Financial assets
	Gross amounts of recognized other financial assets		Gross amounts of recognized financial liabilities set off in the statement of financial position		Net amounts of recognized other financial assets presented in the statement of financial position
As at March 31, 2020	₹	157,304	₹	(7,077)	₹	150,227
As at March 31, 2021	₹	146,709	₹	(7,596)	₹	139,113

	Financial liabilities
	Gross amounts of recognized trade payables and other payables		Gross amounts of recognized financial liabilities set off in the statement of financial position		Net amounts of recognized trade payables and other payables presented in the statement of financial position
As at March 31, 2020	₹	86,256	₹	(7,077)	₹	79,179
As at March 31, 2021	₹	90,227	₹	(7,596)	₹	82,631

Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value of Recurring Basis
The following table presents fair value hierarchy of assets and liabilities measured at fair value on a recurring basis:

Particular	As at March 31, 2020								As at March 31, 2021
	Fair value measurements at reporting date								Fair value measurements at reporting date
	Total		Level 1		Level 2		Level 3		Total		Level 1		Level 2		Level 3
Assets
Derivative instruments:
Cash flow hedges	₹	1,382	₹	—	₹	1,382	₹	—	₹	2,998	₹	—	₹	2,998	₹	—
Others		1,643		—		1,643		—		1,082		—		1,082		—
Investments:
Investment in liquid and short-term mutual funds		14,795		14,795		—		—		23,502		23,502		—		—
Investment in equity instruments		9,297		—		119		9,178		10,572		26		319		10,227
Commercial paper, Certificate of deposits and bonds		155,587		12,983		142,604		—		131,382		2,217		129,165		—
Liabilities
Derivative instruments:
Cash flow hedges	₹	(4,057)	₹	—	₹	(4,057)	₹	—	₹	(816)	₹	—	₹	(816)	₹	—
Others		(3,312)		—		(3,312)		—		(254)		—		(254)		—
Contingent consideration (Refer to Note 7)		—		—		—		—		(2,293)		—		—		(2,293)

Summary of Details of Assets and Liabilities Considered under Level 3 Classification
Details of assets and liabilities considered under Level 3 classification

	As at March 31,
Investment in equity instruments	2020		2021
Balance at the beginning of the year	₹	6,668	₹	9,178
Additions		2,124		1,575
Disposals		(1,327)		(1,256)
Transfers out of level 3		—		(27)
Gain/(loss) recognized in foreign currency translation reserve		855		(252)
Gain recognized in other comprehensive income		858		1,009

Balance at the end of the year	₹	9,178	₹	10,227

	As at March 31,
Contingent consideration	2020		2021
Balance at the beginning of the year	₹	—	₹	—
Additions (Refer to Note 7)		—		(2,293)
Finance expense recognized in statement of income		—		(25)
Gain/(loss) recognized in foreign currency translation reserve		—		25

Balance at the end of the year	₹	—	₹	(2,293)

Summary of Significant Unobservable Inputs to Valuation
Description of significant unobservable inputs to valuation:

As at March 31, 2020
Items	Valuation technique	Significant unobservable input	Input	Movement by	Increase ( ₹ )	Decrease ( ₹ )
Unquoted equity	Discounted	Long term growth rate	3.0%	0.5%	298	(273)
investments	cash flow model	Discount rate	11.6%	0.5%	(388)	404

As at March 31, 2021
Items	Valuation technique	Significant unobservable input	Input	Movement by	Increase ( ₹ )	Decrease ( ₹ )
Unquoted equity	Discounted	Long term growth rate	3.0%	0.5%	304	(295)
investments	cash flow model	Discount rate	10.9%	0.5%	(393)	395

Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding
The following table presents the aggregate contracted principal amounts of the Company’s derivative contracts outstanding:

							(in million)
	As at March 31,
	2020				2021
	Notional		Fair value		Notional		Fair value
Designated derivative instruments
Sell: Forward contracts	USD	1,011	₹	(2,902)	USD	1,577	₹	2,293
	€	121	₹	231	€	109	₹	114
	£	52	₹	240	£	96	₹	(254)
	AUD	144	₹	741	AUD	103	₹	(246)
Range forward option contracts	USD	474	₹	(1,057)	USD	138	₹	385
	€	39	₹	85	€	20	₹	24
	£	98	₹	(13)	£	55	₹	(116)
	AUD	—	₹	—	AUD	34	₹	(18)
Non-designated derivative instruments
Sell: Forward contracts *	USD	1,314	₹	(3,116)	USD	1,638	₹	480
	€	59	₹	34	€	99	₹	202
	£	81	₹	112	£	104	₹	98
	AUD	56	₹	115	AUD	29	₹	11
	SGD	7	₹	8	SGD	9	₹	5
	ZAR	17	₹	1	ZAR	22	₹	(1)
	CAD	51	₹	153	CAD	30	₹	3
	SAR	60	₹	(1)	SAR	137	₹	(1)
	PLN	34	₹	13	PLN	8	₹	2
	CHF	7	₹	4	CHF	10	₹	13
	QAR	19	₹	(8)	QAR	15	₹	(6)
	TRY	30	₹	31	TRY	47	₹	42
	NOK	19	₹	16	NOK	4	₹	^
	OMR	2	₹	1	OMR	2	₹	(1)
	SEK	13	₹	4	SEK	42	₹	10
	MYR	20	₹	1	MYR	—	₹	—
	JPY	325	₹	^	JPY	370	₹	6

Buy: Forward contracts	USD	480	₹	972	USD	—	₹	—
	MXN	11	₹	(9)	MXN	—	₹	—
	SEK	—	₹	—	SEK	37	₹	(15)
	DKK	9	₹	^	DKK	45	₹	(12)
	CHF	—	₹	—	CHF	2	₹	(6)
	RMB	—	₹	—	RMB	30	₹	(2)
	AED	—	₹	—	AED	9	₹	^

			₹	(4,344)			₹	3,010

*	USD 1,314 and USD 1,638 includes USD/PHP sell forward of USD 176 and USD 244 as at March 31, 2020 and 2021, respectively.
^	Value is less than ₹ 1

Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges
The following table summarizes activity in the cash flow hedging reserve within equity related to all derivative instruments classified as cash flow hedges:

	As at March 31,
	2020		2021
Balance as at the beginning of the year	₹	3,019	₹	(2,876)

Deferred cancellation gain/ (loss), net		(201)		—
Changes in fair value of effective portion of derivatives		(2,312)		4,753
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions *		(3,382)		305

Gain/(loss) on cash flow hedging derivatives, net	₹	(5,895)	₹	5,058
Balance as at the end of the year		(2,876)		2,182
Deferred tax thereon		561		(452)

Balance as at the end of the year, net of deferred tax	₹	(2,315)	₹	1,730

*
Includes net (gain)/loss reclassified to revenue of
₹
(4,761) and
₹
58 for the year ended March 31, 2020 and 2021, respectively and net (gain)/loss reclassified to cost of revenues of
₹
1,379 and
₹
247 for the year ended March 31, 2020 and 2021, respectively.

Summary of Foreign Currency Risk from Non-derivative Financial Instruments
The below table presents foreign currency risk from non-derivative financial instruments as at March 31, 2020 and 2021:

	As at March 31, 2020
	US $		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies #		Total
Trade receivables	₹	42,329	₹	8,860	₹	7,735	₹	3,044	₹	1,388	₹	4,522	₹	67,878
Unbilled receivables		11,127		1,030		2,221		784		291		1,126		16,579
Contract assets		5,517		1,559		2,850		654		146		790		11,516
Cash and cash equivalents		13,481		3,978		1,697		586		1,292		1,733		22,767
Other assets		49,835		4,314		3,283		413		1,447		1,805		61,097
Loans, borrowings and bank overdrafts		(36,578)		—		—		—		—		—		(36,578)
Lease Liabilities		(3,393)		(2,606)		(373)		(214)		(16)		(1,412)		(8,014)
Trade payables, accrued expenses and other liabilities		(27,457)		(3,419)		(3,718)		(1,228)		(605)		(3,087)		(39,514)

Net assets/ (liabilities)	₹	54,861	₹	13,716	₹	13,695	₹	4,039	₹	3,943	₹	5,477	₹	95,731

	As at March 31, 2021
	US $		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies #		Total
Trade receivables	₹	33,421	₹	9,094	₹	9,334	₹	4,101	₹	1,436	₹	4,196	₹	61,582
Unbilled receivables		9,255		1,681		1,740		803		283		821		14,583
Contract assets		5,111		1,121		2,755		838		102		536		10,463
Cash and cash equivalents		11,838		1,385		2,052		765		1,876		2,728		20,644
Other assets		73,212		3,981		9,116		2		891		3,479		90,681
Lease Liabilities		(3,800)		(2,684)		(1,575)		(202)		(117)		(1,548)		(9,926)
Trade payables, accrued expenses and other liabilities		(23,187)		(3,569)		(4,370)		(1,415)		(350)		(2,622)		(35,513)

Net assets/ (liabilities)	₹	105,850	₹	11,009	₹	19,052	₹	4,892	₹	4,121	₹	7,590	₹	152,514

#	Other currencies reflect currencies such as Japanese Yen, Swiss Franc, Saudi Riyal etc.

Summary of Remaining Contractual Maturities of Significant Financial Liabilities at Reporting Date
The table below provides details regarding the remaining contractual maturities of significant financial liabilities at the reporting date. The amounts include estimated interest payments and exclude the impact of netting agreements, if any.

	As at March 31, 2020
	Carrying value		Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total
Loans, borrowings and bank overdrafts *	₹	78,042	₹	74,663	₹	4,761	₹	119	₹	—	₹	79,543
Lease Liabilities *		19,198		7,322		6,128		5,425		2,192		21,067
Trade payables and accrued expenses		78,129		78,129		—		—		—		78,129
Derivative liabilities		7,369		7,231		90		48		—		7,369
Other liabilities		1,050		899		88		63		—		1,050

	As at March 31, 2021
	Carrying value		Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total
Loans, borrowings and bank overdrafts *	₹	83,332	₹	77,609	₹	166	₹	7,441	₹	—	₹	85,216
Lease Liabilities *		21,182		8,398		6,317		6,017		2,091		22,823
Trade payables and accrued expenses		78,870		78,870		—		—		—		78,870
Derivative liabilities		1,070		1,070		—		—		—		1,070
Other liabilities		3,761		1,473		1,330		1,077		—		3,880

*	Includes future cash outflow towards estimated interest on borrowings and lease liabilities

Summary of Balanced View of Liquidity and Financial Indebtedness
The balanced view of liquidity and financial indebtedness is stated in the table below. The management for external communication with investors, analysts and rating agencies uses this calculation of the net cash position:

	As at March 31,
	2020		2021
Cash and cash equivalents	₹	144,499	₹	169,793
Investments		189,635		175,707
Loans, borrowings and bank overdrafts		(78,042)		(83,332)

	₹	256,092	₹	262,168